Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt Outstanding

The following table presents a summary of debt outstanding as of December 31, 2012 and 2013:

	December 31,
	2012	2013
Silicon Valley Bank Term Loan	$3,625,000	$2,125,000

Less: current portion	1,500,000	1,500,000

Total long-term debt	$2,125,000	$625,000

Maturities On Long-term Debt	Maturities on long-term debt are as follows:

Year	Amount
2014	1,500,000
2015	625,000

Total	$2,125,000

Costs Associated with Loans Outstanding

Costs associated with loans outstanding were as follows:

	Years Ended December 31,
	2012	2013
Interest expense	$286,529	$189,151
Amortization of transaction costs	25,843	18,387

Total interest expense	$312,372	$207,538